UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/18

Item 1. Schedule of Investments.

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2018 (unaudited)
Franklin DynaTech Fund
	Country	Shares	Value
Common Stocks 97.9%
Aerospace & Defense 3.8%
The Boeing Co	United States	250,000	$83,877,500
Heico Corp	United States	625,000	45,581,250
Raytheon Co	United States	500,000	96,590,000
			226,048,750
Air Freight & Logistics 0.8%
FedEx Corp	United States	200,000	45,412,000
Automobiles 0.1%
[a] Tesla Inc	United States	10,000	3,429,500
Biotechnology 1.6%
Amgen Inc	United States	80,000	14,767,200
[a] Audentes Therapeutics Inc	United States	10,000	382,100
[a] Bluebird Bio Inc	United States	100,000	15,695,000
[a] Homology Medicines Inc	United States	20,000	408,000
[a] Neurocrine Biosciences Inc	United States	300,000	29,472,000
[a] Regeneron Pharmaceuticals Inc	United States	50,000	17,249,500
[a] Sarepta Therapeutics Inc	United States	100,000	13,218,000
[a] uniQure BV	Netherlands	20,000	756,000
			91,947,800
Capital Markets 4.3%
The Charles Schwab Corp	United States	1,400,000	71,540,000
Intercontinental Exchange Inc	United States	750,000	55,162,500
MarketAxess Holdings Inc	United States	100,000	19,786,000
Moody’s Corp	United States	300,000	51,168,000
MSCI Inc	United States	350,000	57,900,500
			255,557,000
Communications Equipment 0.4%
[a] Arista Networks Inc	United States	50,000	12,874,500
[a] Palo Alto Networks Inc	United States	40,000	8,218,800
			21,093,300
Consumer Finance 0.0%†
[a] Lexinfintech Holdings Ltd., ADR	China	190,500	2,333,625
Diversified Consumer Services 0.3%
[a] Bright Horizons Family Solutions Inc	United States	200,000	20,504,000
Electrical Equipment 0.2%
Nidec Corp	Japan	75,000	11,264,059
Electronic Equipment, Instruments & Components 2.1%
Amphenol Corp., A	United States	650,000	56,647,500
Cognex Corp	United States	500,000	22,305,000
Keyence Corp	Japan	75,000	42,386,738
			121,339,238
Energy Equipment & Services 0.6%
Schlumberger Ltd	United States	500,000	33,515,000
Equity Real Estate Investment Trusts (REITs) 2.8%
American Tower Corp	United States	400,000	57,668,000
Equinix Inc	United States	100,000	42,989,000
[a] SBA Communications Corp., A.	United States	400,000	66,048,000
			166,705,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies 8.9%
Abbott Laboratories	United States	1,000,000	$60,990,000
[a] ABIOMED Inc	United States	135,000	55,221,750
[a] Align Technology Inc	United States	50,000	17,107,000
Becton, Dickinson and Co	United States	250,000	59,890,000
Danaher Corp	United States	400,000	39,472,000
[a] Edwards Lifesciences Corp	United States	300,000	43,671,000
[a] IDEXX Laboratories Inc	United States	400,000	87,176,000
[a] Intuitive Surgical Inc	United States	135,000	64,594,800
[a] iRhythm Technologies Inc	United States	300,000	24,339,000
[a] Neuronetics Inc	United States	160,800	4,278,888
[a] Nevro Corp	United States	100,000	7,985,000
ResMed Inc	United States	20,000	2,071,600
[a] Siemens Healthineers AG	Germany	80,000	3,304,561
Stryker Corp	United States	300,000	50,658,000
			520,759,599
Health Care Providers & Services 1.5%
UnitedHealth Group Inc	United States	350,000	85,869,000
Health Care Technology 1.1%
[a] Inspire Medical Systems Inc	United States	250,000	8,915,000
[a] Veeva Systems Inc	United States	700,000	53,802,000
			62,717,000
Industrial Conglomerates 0.1%
Roper Technologies Inc	United States	20,000	5,518,200
Internet & Direct Marketing Retail 10.0%
[a] Amazon.com Inc	United States	250,000	424,950,000
[a] Booking Holdings Inc	United States	20,000	40,541,800
[a] Netflix Inc	United States	250,000	97,857,500
Start Today Co. Ltd	Japan	750,000	27,203,126
			590,552,426
Internet Software & Services 16.7%
[a] 2U Inc	United States	500,000	41,780,000
[a] Alibaba Group Holding Ltd., ADR	China	500,000	92,765,000
[a] Alphabet Inc., A	United States	200,000	225,838,000
[a] Alphabet Inc., C	United States	62,170	69,359,961
[a] Baidu Inc., ADR	China	25,000	6,075,000
[a] CarGurus Inc	United States	150,000	5,211,000
[a] Delivery Hero AG	Germany	250,000	13,313,348
[a] DocuSign Inc	United States	500,000	26,475,000
[a] Dropbox Inc., A	United States	100,000	3,242,000
[a] Etsy Inc	United States	350,000	14,766,500
[a] Facebook Inc., A	United States	1,000,000	194,320,000
[a] GoDaddy Inc., A	United States	325,000	22,945,000
[a] GrubHub Inc	United States	200,000	20,982,000
[a] HUYA Inc., ADR	China	84,400	2,775,916
[a] Match Group Inc	United States	200,000	7,748,000
MercadoLibre Inc	Argentina	100,000	29,893,000
[a] Mercari Inc	Japan	200,000	8,193,685
[a] MINDBODY Inc., A	United States	25,000	965,000
[a] Q2 Holdings Inc	United States	500,000	28,525,000
[a] SendGrid Inc	United States	100,000	2,652,000
[a] Shopify Inc., A	Canada	200,000	29,175,164

|2

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Internet Software & Services (continued)
[a] Spotify Technology SA	United States	65,000	$10,935,600
Tencent Holdings Ltd	China	2,500,000	125,477,151
			983,413,325
IT Services 8.9%
[a] Adyen NV	Netherlands	30,000	16,535,073
[a] Fiserv Inc	United States	500,000	37,045,000
[a] GreenSky Inc., A	United States	300,000	6,345,000
[a] I3 Verticals Inc., A.	United States	277,300	4,220,506
[a] InterXion Holding NV	Netherlands	500,000	31,210,000
Mastercard Inc., A	United States	1,000,000	196,520,000
[a] PagSeguro Digital Ltd	Brazil	350,000	9,712,500
[a] PayPal Holdings Inc	United States	575,000	47,880,250
[a] Square Inc., A	United States	650,000	40,066,000
Visa Inc., A	United States	1,000,000	132,450,000
			521,984,329
Life Sciences Tools & Services 2.0%
[a] Illumina Inc	United States	200,000	55,858,000
Thermo Fisher Scientific Inc	United States	200,000	41,428,000
[a] Waters Corp	United States	100,000	19,359,000
			116,645,000
Machinery 1.0%
Fortive Corp	United States	750,000	57,832,500
Media 0.8%
[a] Liberty Broadband Corp., A	United States	200,000	15,128,000
[a] Liberty Broadband Corp., C	United States	130,907	9,912,278
Naspers Ltd., N	South Africa	100,000	25,416,992
			50,457,270
Pharmaceuticals 0.2%
Merck KGaA	Germany	100,000	9,769,743
Professional Services 1.0%
[a] CoStar Group Inc	United States	150,000	61,894,500
Real Estate Management & Development 0.0%†
[a] Redfin Corp	United States	20,400	471,036
Semiconductors & Semiconductor Equipment 7.1%
Analog Devices Inc	United States	500,000	47,960,000
Applied Materials Inc	United States	320,000	14,780,800
ASML Holding NV, N.Y. shs	Netherlands	200,000	39,594,000
Broadcom Inc	United States	100,000	24,264,000
Intel Corp	United States	1,000,000	49,710,000
KLA-Tencor Corp	United States	150,000	15,379,500
Lam Research Corp	United States	350,000	60,497,500
Monolithic Power Systems	United States	325,000	43,442,750
NVIDIA Corp	United States	400,000	94,760,000
Xilinx Inc	United States	425,000	27,735,500
			418,124,050
Software 20.0%
Activision Blizzard Inc	United States	650,000	49,608,000
[a] Adobe Systems Inc	United States	500,000	121,905,000
[a] Altair Engineering Inc	United States	300,000	10,254,000

|3

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Software (continued)
[a] ANSYS Inc	United States	200,000	$34,836,000
[a] Aspen Technology Inc	United States	500,000	46,370,000
[a] Atlassian Corp. PLC	Australia	500,000	31,260,000
[a] Autodesk Inc	United States	400,000	52,436,000
[a] Avalara Inc	United States	110,000	5,870,700
[a] Blackline Inc	United States	250,000	10,857,500
[a] Cadence Design Systems Inc	United States	500,000	21,655,000
[a] Ceridian HCM Holding Inc	United States	70,100	2,326,619
[a] Electronic Arts Inc	United States	500,000	70,510,000
[a] Guidewire Software Inc	United States	500,000	44,390,000
[a] Hubspot Inc	United States	250,000	31,350,000
Intuit Inc	United States	300,000	61,291,500
Microsoft Corp	United States	1,500,000	147,915,000
[a] Pivotal Software Inc., A	United States	150,900	3,662,343
[a] Pluralsight Inc., A	United States	210,000	5,134,500
[a] Salesforce.com Inc	United States	1,000,000	136,400,000
[a] ServiceNow Inc	United States	600,000	103,482,000
[a] Smartsheet Inc. A.	United States	200,000	5,194,000
[a] Splunk Inc	United States	500,000	49,555,000
[a] Take-Two Interactive Software Inc	United States	10,000	1,183,600
[a] Tyler Technologies Inc	United States	100,000	22,210,000
[a] Ultimate Software Group Inc	United States	50,000	12,865,500
[a] Workday Inc., A	United States	500,000	60,560,000
[a] Zendesk Inc	United States	425,000	23,158,250
[a] Zscaler Inc	United States	200,000	7,150,000
[a] Zuora Inc	United States	200,000	5,440,000
			1,178,830,512
Technology Hardware, Storage & Peripherals 1.3%
Apple Inc	United States	400,000	74,044,000
Textiles, Apparel & Luxury Goods 0.3%
NIKE Inc., B	United States	200,000	15,936,000
Total Common Stocks (Cost $3,013,180,703)			5,753,967,762

Short Term Investments (Cost $117,165,778) 2.0%

Money Market Funds 2.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	United States	117,165,778	117,165,778
Total Investments (Cost $3,130,346,481) 99.9%			5,871,133,540
Other Assets, less Liabilities 0.1%			7,591,236
Net Assets 100.0%			$5,878,724,776

See Abbreviations on page 38.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 7 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|4

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2018 (unaudited)
Franklin Focused Growth Fund
	Country	Shares	Value
Common Stocks 97.8%
Aerospace & Defense 5.4%
The Boeing Co	United States	300	$100,653
Raytheon Co	United States	600	115,908
			216,561
Beverages 2.2%
Constellation Brands Inc., A	United States	400	87,548
Capital Markets 3.8%
BlackRock Inc	United States	100	49,904
The Charles Schwab Corp	United States	2,000	102,200
			152,104
Electrical Equipment 0.8%
Rockwell Automation Inc	United States	200	33,246
Equity Real Estate Investment Trusts (REITs) 1.8%
American Tower Corp	United States	500	72,085
Food & Staples Retailing 1.8%
Costco Wholesale Corp	United States	350	73,143
Health Care Equipment & Supplies 5.0%
Danaher Corp	United States	700	69,076
[a] IDEXX Laboratories Inc	United States	350	76,279
[a] Intuitive Surgical Inc	United States	100	47,848
[a] Neuronetics Inc	United States	200	5,322
			198,525
Health Care Providers & Services 2.5%
UnitedHealth Group Inc	United States	400	98,136
Hotels, Restaurants & Leisure 1.0%
Vail Resorts Inc	United States	150	41,129
Industrial Conglomerates 1.5%
3M Co	United States	300	59,016
Internet & Direct Marketing Retail 13.4%
[a] Amazon.com Inc	United States	220	373,956
[a] Booking Holdings Inc	United States	20	40,542
[a] Netflix Inc	United States	300	117,429
			531,927
Internet Software & Services 15.1%
[a] Alibaba Group Holding Ltd., ADR	China	400	74,212
[a] Alphabet Inc., A	United States	200	225,838
[a] Facebook Inc., A	United States	700	136,024
[a] Spotify Technology SA	United States	250	42,060
Tencent Holdings Ltd	China	2,500	125,477
			603,611
IT Services 8.0%
[a] Adyen NV	Netherlands	100	55,117
Visa Inc., A	United States	2,000	264,900
			320,017
Life Sciences Tools & Services 2.2%
[a] Mettler-Toledo International Inc	United States	150	86,794
Machinery 1.9%
Fortive Corp.	United States	1,000	77,110

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Focused Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Media 1.5%
[a] Charter Communications Inc., A	United States	200	$58,642
Oil, Gas & Consumable Fuels 1.1%
[a] Concho Resources Inc	United States	300	41,505
Personal Products 1.8%
Estee Lauder Cos. Inc., A	United States	500	71,345
Professional Services 1.0%
[a] Verisk Analytics Inc	United States	350	37,674
Semiconductors & Semiconductor Equipment 5.9%
Analog Devices Inc	United States	800	76,736
NVIDIA Corp	United States	400	94,760
Xilinx Inc	United States	1,000	65,260
			236,756
Software 19.1%
Activision Blizzard Inc	United States	1,200	91,584
[a] Adobe Systems Inc	United States	800	195,048
Microsoft Corp	United States	2,000	197,220
[a] Pluralsight Inc., A	United States	100	2,445
[a] Salesforce.com Inc	United States	1,200	163,680
[a] ServiceNow Inc	United States	650	112,105
			762,082
Textiles, Apparel & Luxury Goods 1.0%
NIKE Inc., B	United States	500	39,840
Total Common Stocks (Cost $2,408,515)			3,898,796

Short Term Investments (Cost $107,958) 2.7%

Money Market Funds 2.7%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	United States	107,958	107,958
Total Investments (Cost $2,516,473) 100.5%			4,006,754
Other Assets, less Liabilities (0.5)%			(18,384)
Net Assets 100.0%			$3,988,370

See Abbreviations on page 38.

[a]Non-income producing.
[b]See Note 7 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.

|6

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2018 (unaudited)
Franklin Growth Fund
	Country	Shares	Value

Common Stocks 96.5%
Automobiles & Components 0.5%
BorgWarner Inc	United States	1,650,000	$71,214,000
Banks 0.3%
Wells Fargo & Co	United States	750,000	41,580,000
Capital Goods 17.3%
3M Co	United States	855,000	168,195,600
Allegion PLC	United States	700,000	54,152,000
AMETEK Inc	United States	700,000	50,512,000
The Boeing Co	United States	1,100,000	369,061,000
BWX Technologies Inc	United States	1,200,000	74,784,000
Caterpillar Inc	United States	550,000	74,618,500
Deere & Co	United States	500,000	69,900,000
Emerson Electric Co	United States	1,100,000	76,054,000
Fortive Corp	United States	525,000	40,482,750
General Dynamics Corp	United States	1,000,000	186,410,000
General Electric Co	United States	5,000,000	68,050,000
Huntington Ingalls Industries Inc	United States	300,000	65,037,000
Illinois Tool Works Inc	United States	1,000,000	138,540,000
Ingersoll-Rand PLC	United States	1,100,000	98,703,000
Lockheed Martin Corp	United States	500,000	147,715,000
Northrop Grumman Corp	United States	1,100,000	338,470,000
Raytheon Co	United States	600,000	115,908,000
Rockwell Collins Inc	United States	350,000	47,138,000
[a] Sensata Technologies Holding PLC.	United States	3,200,000	152,256,000
Stanley Black & Decker Inc	United States	650,000	86,326,500
Textron Inc	United States	1,600,000	105,456,000
United Technologies Corp	United States	930,000	116,277,900
			2,644,047,250
Commercial & Professional Services 2.7%
Equifax Inc	United States	550,000	68,810,500
[a] IHS Markit Ltd	United States	3,556,600	183,484,994
[a] Verisk Analytics Inc	United States	1,500,000	161,460,000
			413,755,494
Consumer Durables & Apparel 1.0%
NIKE Inc., B	United States	1,880,000	149,798,400
Consumer Services 1.2%
Carnival Corp	United States	1,200,000	68,772,000
Graham Holdings Co., B	United States	80,000	46,888,000
Marriott International Inc., A	United States	200,000	25,320,000
Starbucks Corp	United States	900,000	43,965,000
			184,945,000
Diversified Financials 3.8%
American Express Co	United States	600,000	58,800,000
[a] Berkshire Hathaway Inc., A	United States	184	51,895,362
BlackRock Inc	United States	225,000	112,284,000
The Charles Schwab Corp	United States	3,000,000	153,300,000
Intercontinental Exchange Inc	United States	1,400,000	102,970,000
T. Rowe Price Group Inc	United States	900,000	104,481,000
			583,730,362

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Energy 1.5%
Anadarko Petroleum Corp	United States	1,250,000	$91,562,500
Cabot Oil & Gas Corp., A	United States	1,700,000	40,460,000
Halliburton Co	United States	850,000	38,301,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	345,000	23,884,350
Schlumberger Ltd	United States	573,700	38,455,111
			232,662,961
Food, Beverage & Tobacco 3.2%
Anheuser-Busch InBev SA/NV, ADR	Belgium	350,000	35,266,000
Brown-Forman Corp., B	United States	1,625,000	79,641,250
Constellation Brands Inc., A	United States	400,000	87,548,000
Mondelez International Inc., A	United States	1,500,000	61,500,000
[a] Monster Beverage Corp	United States	2,700,000	154,710,000
PepsiCo Inc	United States	650,000	70,765,500
			489,430,750
Health Care Equipment & Services 8.3%
Abbott Laboratories.	United States	1,350,000	82,336,500
[a] ABIOMED Inc	United States	200,000	81,810,000
Aetna Inc	United States	650,000	119,275,000
Baxter International Inc	United States	400,000	29,536,000
Becton, Dickinson and Co	United States	77,700	18,613,812
CVS Health Corp	United States	656,000	42,213,600
Danaher Corp	United States	1,050,000	103,614,000
[a] Edwards Lifesciences Corp	United States	400,000	58,228,000
[a] Haemonetics Corp	United States	1,000,000	89,680,000
[a] Intuitive Surgical Inc	United States	450,000	215,316,000
[a] Laboratory Corp. of America Holdings.	United States	500,000	89,765,000
Quest Diagnostics Inc	United States	900,000	98,946,000
Stryker Corp	United States	400,000	67,544,000
Teleflex Inc	United States	500,000	134,105,000
[a] Varian Medical Systems Inc	United States	300,000	34,116,000
			1,265,098,912
Insurance 0.3%
Aflac Inc	United States	1,200,000	51,624,000
Materials 4.5%
Air Products and Chemicals Inc	United States	500,000	77,865,000
Albemarle Corp	United States	550,000	51,881,500
[a] Axalta Coating Systems Ltd	United States	3,400,000	103,054,000
Celanese Corp., A.	United States	1,250,000	138,825,000
Ecolab Inc	United States	920,000	129,103,600
Martin Marietta Materials Inc	United States	400,000	89,332,000
Praxair Inc	United States	575,000	90,936,250
			680,997,350
Media 1.6%
Cable One Inc	United States	80,000	58,663,200
Comcast Corp., A	United States	110,000	3,609,100
The Walt Disney Co	United States	1,724,290	180,722,835
			242,995,135

|8

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Pharmaceuticals, Biotechnology & Life Sciences 11.7%
AbbVie Inc	United States	460,000	$42,619,000
Agilent Technologies Inc	United States	1,300,000	80,392,000
Amgen Inc	United States	1,000,000	184,590,000
[a] Biogen Inc	United States	500,000	145,120,000
[a] Catalent Inc	United States	3,400,000	142,426,000
[a] Celgene Corp	United States	1,300,000	103,246,000
Eli Lilly & Co	United States	1,450,000	123,728,500
Gilead Sciences Inc	United States	650,000	46,046,000
[a] Illumina Inc	United States	525,000	146,627,250
Johnson & Johnson.	United States	1,200,100	145,620,134
Merck & Co. Inc	United States	1,000,000	60,700,000
[a] Mettler-Toledo International Inc	United States	425,000	245,917,750
[a] Neurocrine Biosciences Inc	United States	500,000	49,120,000
Pfizer Inc	United States	2,761,000	100,169,080
Roche Holding AG, ADR	Switzerland	1,700,000	46,971,000
[a] Waters Corp	United States	625,000	120,993,750
			1,784,286,464
Real Estate 1.7%
American Tower Corp	United States	900,000	129,753,000
Equinix Inc	United States	300,000	128,967,000
			258,720,000
Retailing 4.2%
[a] Amazon.com Inc	United States	350,000	594,930,000
Expedia Group Inc	United States	350,000	42,066,500
Lowe’s Cos. Inc	United States	60,000	5,734,200
			642,730,700
Semiconductors & Semiconductor Equipment 2.5%
ASML Holding NV, N.Y. shs	Netherlands	650,000	128,680,500
Intel Corp	United States	1,100,000	54,681,000
Lam Research Corp	United States	30,000	5,185,500
Monolithic Power Systems	United States	200,000	26,734,000
Texas Instruments Inc	United States	1,400,000	154,350,000
Versum Materials Inc	United States	250,000	9,287,500
			378,918,500
Software & Services 15.5%
[a] Adyen NV	Netherlands	26,700	14,716,215
[a] Alibaba Group Holding Ltd., ADR	China	480,400	89,128,612
[a] Alphabet Inc., A	United States	165,000	186,316,350
[a] Alphabet Inc., C	United States	158,432	176,754,661
[a] Autodesk Inc	United States	800,000	104,872,000
Automatic Data Processing Inc	United States	700,000	93,898,000
CDK Global LLC	United States	233,333	15,178,312
DXC Technology Co	United States	1,400,000	112,854,000
[a] Electronic Arts Inc	United States	300,000	42,306,000
[a] Facebook Inc., A	United States	750,000	145,740,000
[a] IAC/InterActiveCorp.	United States	300,000	45,747,000
Intuit Inc	United States	1,000,000	204,305,000
Mastercard Inc., A.	United States	1,400,000	275,128,000
Microsoft Corp	United States	3,400,000	335,274,000
Oracle Corp	United States	1,400,000	61,684,000
Perspecta Inc	United States	700,000	14,385,000

|9

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Software & Services (continued)
[a] Salesforce.com Inc	United States	300,000	$40,920,000
[a] ServiceNow Inc	United States	1,000,000	172,470,000
[a] Tyler Technologies Inc	United States	175,000	38,867,500
Visa Inc., A	United States	1,400,000	185,430,000
			2,355,974,650
Technology Hardware & Equipment 8.2%
Apple Inc	United States	4,086,000	756,359,460
Cisco Systems Inc	United States	2,945,000	126,723,350
Cognex Corp	United States	850,000	37,918,500
[a] Keysight Technologies Inc	United States	650,000	38,369,500
TE Connectivity Ltd	United States	1,650,000	148,599,000
[a] Trimble Inc	United States	2,700,000	88,668,000
[a] ViaSat Inc	United States	700,000	46,004,000
			1,242,641,810
Transportation 5.6%
Alaska Air Group Inc	United States	3,200,000	193,248,000
Allegiant Travel Co	United States	200,000	27,790,000
Canadian National Railway Co	Canada	1,000,000	81,750,000
Canadian Pacific Railway Ltd	Canada	500,000	91,510,000
J.B. Hunt Transport Services Inc	United States	500,000	60,775,000
Kansas City Southern	United States	750,000	79,470,000
[a] Ryanair Holdings PLC, ADR	Ireland	233,220	26,640,720
Union Pacific Corp	United States	2,030,000	287,610,400
			848,794,120
Utilities 0.9%
American Water Works Co. Inc	United States	700,000	59,766,000
NextEra Energy Inc	United States	500,000	83,515,000
			143,281,000
Total Common Stocks (Cost $5,246,768,186)			14,707,226,858
Management Investment Companies (Cost $10,148,164) 0.8%
Diversified Financials 0.8%
[a] Altaba Inc	United States	1,700,000	124,457,000
Total Investments before Short Term Investments
(Cost $5,256,916,350)			14,831,683,858

Short Term Investments (Cost $414,640,994) 2.7%

Money Market Funds 2.7%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	United States	414,640,994	414,640,994
Total Investments (Cost $5,671,557,344) 100.0%			15,246,324,852
Other Assets, less Liabilities (0.0)%†			(6,726,613)
Net Assets 100.0%			$15,239,598,239

|10

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)

See Abbreviations on page 38.

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 7 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.

|11

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2018 (unaudited)
Franklin Income Fund
	Country	Shares	Value

Common Stocks 36.1%
Consumer Discretionary 1.6%
Comcast Corp., A	United States	4,000,000	$131,240,000
Daimler AG	Germany	6,500,000	418,672,383
[a] Ford Motor Co	United States	15,000,000	166,050,000
[a] General Motors Co	United States	5,480,000	215,912,000
[a] Target Corp	United States	4,000,000	304,480,000
			1,236,354,383
Consumer Staples 3.3%
Anheuser-Busch InBev SA/NV, ADR	Belgium	3,500,000	352,660,000
The Coca-Cola Co	United States	8,000,000	350,880,000
Nestle SA	Switzerland	5,000,000	388,226,979
PepsiCo Inc	United States	5,500,000	598,785,000
Philip Morris International Inc	United States	5,000,000	403,700,000
The Procter & Gamble Co	United States	6,000,000	468,360,000
			2,562,611,979
Energy 4.0%
Baker Hughes a GE Co., A	United States	9,500,000	313,785,000
[a] BP PLC, ADR	United Kingdom	4,000,000	182,640,000
[a] Chevron Corp	United States	3,000,000	379,290,000
Exxon Mobil Corp	United States	6,500,000	537,745,000
[a] Occidental Petroleum Corp	United States	2,000,000	167,360,000
Royal Dutch Shell PLC, A, ADR.	United Kingdom	14,000,000	969,220,000
[b,c] Talos Energy Inc	United States	5,760,079	185,071,338
TransCanada Corp	Canada	4,500,000	194,400,000
[b] Weatherford International PLC	United States	1,908,693	6,279,600
The Williams Cos. Inc	United States	6,500,000	176,215,000
			3,112,005,938
Financials 6.2%
AXA SA	France	18,000,000	441,951,757
Bank of America Corp	United States	15,000,000	422,850,000
HSBC Holdings PLC	United Kingdom	45,000,000	422,347,667
JPMorgan Chase & Co	United States	7,500,000	781,500,000
MetLife Inc	United States	12,500,000	545,000,000
U.S. Bancorp.	United States	6,500,000	325,130,000
[a] Wells Fargo & Co	United States	33,520,000	1,858,348,800
			4,797,128,224
Health Care 5.7%
AstraZeneca PLC	United Kingdom	12,000,000	832,453,374
Bristol-Myers Squibb Co	United States	3,200,000	177,088,000
[a] Eli Lilly & Co	United States	4,000,000	341,320,000
Johnson & Johnson	United States	3,000,000	364,020,000
[a] Medtronic PLC	United States	4,250,000	363,842,500
Merck & Co. Inc	United States	17,500,000	1,062,250,000
[b] Mylan NV	United States	2,530,000	91,434,200
Pfizer Inc	United States	30,000,000	1,088,400,000
Sanofi, ADR	France	2,200,200	88,030,002
			4,408,838,076
Industrials 2.2%
3M Co	United States	1,000,000	196,720,000
[b,c] CEVA Logistics AG	Switzerland	905,835	21,127,614
[b,c,d] CEVA Logistics AG	Switzerland	1,963,608	44,210,168

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Industrials (continued)
Cummins Inc	United States	1,760,706	$234,173,898
General Electric Co	United States	85,750,000	1,167,057,500
			1,663,289,180
Information Technology 1.4%
[a] Analog Devices Inc	United States	2,500,000	239,800,000
[a] Apple Inc	United States	808,000	149,568,880
Microsoft Corp	United States	2,908,000	286,757,880
[a] Texas Instruments Inc	United States	3,843,900	423,789,975
			1,099,916,735
Materials 2.8%
Barrick Gold Corp	Canada	4,818,693	63,269,439
BASF SE	Germany	10,000,000	956,995,490
DowDuPont Inc	United States	10,000,000	659,200,000
[a] Rio Tinto PLC, ADR	United Kingdom	7,910,000	438,846,800
			2,118,311,729
Real Estate 0.8%
Equity Residential	United States	1,600,000	101,904,000
Host Hotels & Resorts Inc	United States	25,650,000	540,445,500
			642,349,500
Telecommunication Services 1.6%
BCE Inc	Canada	6,000,000	243,068,026
Verizon Communications Inc	United States	20,000,000	1,006,200,000
			1,249,268,026
Utilities 6.5%
Dominion Energy Inc	United States	20,000,000	1,363,600,000
Duke Energy Corp	United States	9,000,000	711,720,000
Entergy Corp	United States	1,428,600	115,416,594
Sempra Energy	United States	9,630,000	1,118,139,300
The Southern Co	United States	30,000,000	1,389,300,000
Xcel Energy Inc	United States	6,500,000	296,920,000
			4,995,095,894
Total Common Stocks (Cost $25,055,207,724)			27,885,169,664

Equity-Linked Securities 14.2%
Consumer Discretionary 3.7%
[e] Citigroup Global Markets Holdings Inc. into Ford Motor Co., 9.00%, 144A	United States	17,100,000	195,224,134
[e] Citigroup Global Markets Holdings Inc. into General Motors Co., 9.00%,
144A	United States	8,350,000	318,599,961
[e] Credit Suisse AG London into Comcast Corp., 7.00%, 144A	United States	6,204,000	211,365,503
[e] Credit Suisse AG London into General Motors Co., 8.00%, 144A	United States	5,680,000	232,451,211
[e] Credit Suisse AG London into Newell Brands Inc., 7.00%, 144A	United States	3,940,000	106,336,266
[e] Goldman Sachs International into Target Corp., 8.00%, 144A	United States	4,650,000	288,894,368
[e] JP Morgan Chase Financial Co. LLC into Ford Motor Co., 10.00%, 144A	United States	28,170,000	315,005,560
[e] Merrill Lynch International & Co. CV into Ford Motor Co., 9.00%, 144A	United States	26,270,000	293,337,755
[e] Morgan Stanley BV into Target Corp., 8.00%, 144A	United States	3,379,000	257,540,531
[e] UBS AG London into General Motors Co., 8.00%, 144A	United States	6,793,000	263,368,733
[e] Wells Fargo Bank National Assn. into Ford Motor Co., 8.50%, 144A	United States	12,500,000	142,317,588
[e] Wells Fargo Bank National Assn. into Target Corp., 8.00%, 144A	United States	2,536,000	196,949,432
			2,821,391,042

|13

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Equity-Linked Securities (continued)
Consumer Staples 0.3%
[e] Royal Bank of Canada into Anheuser-Busch Cos. Inc., 6.50%, 144A	Belgium	2,100,000	$215,575,177
Energy 1.7%
[e] Barclays Bank PLC into Halliburton Co., 7.00%, 144A	United States	5,680,000	258,980,072
[e] BNP Paribas Arbitrage Issuance BV into Anadarko Petroleum Corp., 8.50%,
144A	United States	4,464,000	248,470,677
[e] Deutsche Bank AG London into Schlumberger Ltd., 6.00%, 144A	United States	3,032,000	206,052,567
[e] Morgan Stanley into Halliburton Co., 6.50%, 144A.	United States	6,305,000	272,045,587
[e] Royal Bank of Canada into Anadarko Petroleum Corp., 8.50%, 144A	United States	4,450,000	253,859,239
[e] UBS AG London into Halliburton Co., 7.00%, 144A	United States	1,400,000	65,671,236
			1,305,079,378
Financials 0.5%
[e] Deutsche Bank AG London into Wells Fargo & Co., 7.00%, 144A	United States	3,785,000	218,355,711
[e] Royal Bank of Canada into U.S. Bancorp, 6.00%, 144A	United States	3,680,000	187,933,111
			406,288,822
Health Care 0.8%
[e] Citigroup Global Markets Holdings Inc. into Medtronic PLC, 6.00%, 144A	United States	1,882,000	157,177,682
[e] Merrill Lynch International & Co. CV into Merck & Co. Inc., 6.50%, 144A	United States	4,125,000	252,004,244
[e] UBS AG London into Medtronic PLC, 6.00%, 144A	United States	2,442,000	206,778,768
			615,960,694
Industrials 1.5%
[e] Goldman Sachs International into Union Pacific Corp., 6.00%, 144A	United States	1,450,000	168,935,140
[e] Merrill Lynch International & Co. CV into Deere & Co., 7.00%, 144A	United States	1,848,000	252,348,351
[e] Morgan Stanley BV into Cummins Inc., 7.50%, 144A	United States	1,265,000	174,344,066
[e] UBS AG London into Union Pacific Corp., 7.50%, 144A	United States	2,130,000	305,081,193
[e] Wells Fargo Bank National Assn. into General Electric Co., 8.00%, 144A	United States	17,300,000	240,175,709
			1,140,884,459
Information Technology 4.5%
[e] Barclays Bank PLC into Alphabet Inc., 7.00%, 144A	United States	182,000	202,601,693
[e] Citigroup Global Markets Holdings Inc. into Texas Instruments Inc., 7.00%,
144A	United States	1,600,000	179,069,744
[e] Deutsche Bank AG London into Applied Materials Inc., 8.00%, 144A	United States	3,252,000	158,646,124
[e] Deutsche Bank AG London into Intel Corp., 7.00%, 144A	United States	10,750,000	509,930,260
[e] Goldman Sachs International into Apple Inc., 6.50%, 144A	United States	2,883,000	525,035,446
[e] Merrill Lynch International & Co. CV into Cisco Systems Inc., 6.50%, 144A .	United States	11,110,000	387,606,002
[e] Morgan Stanley BV into Microsoft Corp., 7.00%, 144A	United States	3,521,000	345,020,670
[e] Societe Generale SA into Intel Corp., 8.00%, 144A	United States	4,322,000	214,356,825
[e] UBS AG London into Broadcom Ltd., 8.00%, 144A	United States	757,000	188,243,718
[e] UBS AG London into Oracle Corp., 5.50%, 144A.	United States	3,799,000	170,520,957
[e] Wells Fargo Bank National Assn. into Intel Corp., 8.00%, 144A	United States	2,880,000	148,061,794
[e] Wells Fargo Bank National Assn. into Microsoft Corp., 7.00%, 144A	United States	3,118,000	304,444,130
[e] Wells Fargo Bank National Assn. into Oracle Corp., 6.00%, 144A	United States	3,925,000	174,704,077
			3,508,241,440
Materials 1.2%
[e] Barclays Bank PLC into International Paper Co., 8.00%, 144A	United States	3,125,000	164,677,666
[e] Barclays Bank PLC into Rio Tinto PLC, 10.00%, 144A	United Kingdom	4,752,000	257,620,917
[e] UBS AG London into DowDuPont Inc., 6.00%, 144A	United States	4,360,000	292,338,802
[e] Wells Fargo Bank National Assn. into Rio Tinto PLC, 9.00%, 144A	United Kingdom	4,238,000	221,156,313
			935,793,698
Total Equity-Linked Securities (Cost $10,989,152,390)			10,949,214,710

|14

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares		Value
Convertible Preferred Stocks 1.5%
Energy 0.1%
Chesapeake Energy Corp., 5.75%, cvt. pfd	United States	95,150		$60,942,433
Financials 1.1%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	470,218		588,007,609
[b] FNMA, 5.375%, cvt. pfd	United States	4,250		82,875,000
Wells Fargo & Co., 7.50%, cvt. pfd., L	United States	133,464		168,092,570
				838,975,179
Industrials 0.1%
Fortive Corp., 5.00%, cvt. pfd	United States	47,000		48,202,965
Utilities 0.2%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	2,650,000		196,961,250
Total Convertible Preferred Stocks
(Cost $1,032,162,457)				1,145,081,827
Preferred Stocks 0.1%
Financials 0.1%
[b] FHLMC, 8.375%, pfd., Z.	United States	7,632,009		47,700,056
[b] FNMA, 8.25%, pfd., S	United States	5,500,000		34,760,000
Total Preferred Stocks (Cost $316,162,107)				82,460,056

		Units
Index-Linked Notes (Cost $100,105,450) 0.1%
Financials 0.1%
[e,f] Morgan Stanley Finance LLC, senior note, 144A, 5.62%, 10/03/19	United States	755,000		102,000,500

		Principal
		Amount*
Convertible Bonds 0.8%
Energy 0.5%
Chesapeake Energy Corp., cvt., senior note, 5.50%, 9/15/26	United States	140,000,000		142,671,200
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	238,500,000		235,311,255
				377,982,455
Health Care 0.3%
[e] Bayer Capital Corp BV, cvt., junior sub. note, 144A, 5.625%, 11/22/19	Germany	180,000,000	EUR	224,616,223
Total Convertible Bonds (Cost $565,420,977)				602,598,678
Corporate Bonds 37.3%
Consumer Discretionary 4.8%
[e] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	110,000,000		109,738,200
[e] Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	50,000,000		48,375,000
[e] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	50,000,000		48,562,500
AMC Entertainment Holdings Inc.,
senior sub. bond, 5.75%, 6/15/25	United States	48,325,000		47,539,719
senior sub. note, 5.875%, 11/15/26	United States	75,900,000		73,243,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23	United States	105,000,000		104,179,950
senior bond, 5.75%, 9/01/23.	United States	67,000,000		67,670,000
senior bond, 5.75%, 1/15/24.	United States	105,000,000		105,525,000
[e] senior bond, 144A, 5.50%, 5/01/26	United States	60,000,000		58,332,000
[e] senior bond, 144A, 5.125%, 5/01/27	United States	70,000,000		65,537,500

|15

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Discretionary (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., (continued)
[e] senior bond, 144A, 5.00%, 2/01/28	United States	65,500,000	$60,260,000
[e] Cequel Communications Holdings I LLC/Cequel Capital Corp., senior note,
144A, 7.50%, 4/01/28	United States	35,000,000	35,602,000
Cinemark USA Inc., senior note, 5.125%, 12/15/22	United States	50,000,000	50,687,500
DISH DBS Corp.,
senior bond, 5.875%, 7/15/22	United States	391,500,000	369,478,125
senior bond, 5.00%, 3/15/23.	United States	300,000,000	261,375,000
senior note, 6.75%, 6/01/21	United States	100,000,000	100,375,000
senior note, 5.875%, 11/15/24	United States	128,200,000	108,970,000
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	55,400,000	55,909,680
Ford Motor Co., senior note, 4.346%, 12/08/26	United States	100,000,000	97,934,417
Ford Motor Credit Co. LLC, senior note, 4.134%, 8/04/25	United States	43,637,000	42,605,822
General Motors Co., senior bond, 5.15%, 4/01/38	United States	165,000,000	157,509,505
General Motors Financial Co. Inc.,
senior note, 3.15%, 6/30/22	United States	14,400,000	14,007,901
senior note, 4.15%, 6/19/23	United States	75,000,000	75,052,567
[e] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	50,000,000	50,134,000
[e] Hanesbrands Inc.,
senior bond, 144A, 4.875%, 5/15/26	United States	25,000,000	24,250,000
senior note, 144A, 4.625%, 5/15/24.	United States	18,300,000	17,934,000
[g] iHeartCommunications Inc., senior secured note, first lien, 9.00%, 12/15/19 .	United States	189,500,000	144,493,750
KB Home,
senior bond, 7.50%, 9/15/22.	United States	25,800,000	27,948,882
senior note, 7.00%, 12/15/21	United States	20,200,000	21,311,000
Netflix Inc.,
senior bond, 4.375%, 11/15/26	United States	25,000,000	23,625,000
[e] senior bond, 144A, 4.875%, 4/15/28	United States	15,000,000	14,316,300
[e] senior bond, 144A, 5.875%, 11/15/28	United States	60,000,000	60,882,000
[e] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	85,000,000	85,000,000
senior note, 144A, 5.875%, 4/01/23.	United States	70,000,000	70,437,500
[e] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	50,000,000	51,062,500
senior note, 144A, 4.625%, 5/15/23.	United States	88,400,000	86,742,500
[e,h] Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	220,000,000	196,625,000
[e] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	147,000,000	141,487,500
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	120,020,000	111,168,525
[e] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A,
5.50%, 1/15/25	United Kingdom	80,000,000	78,000,000
[e] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
senior bond, 144A, 4.25%, 5/30/23	United States	84,000,000	80,115,000
senior bond, 144A, 5.50%, 3/01/25	United States	123,000,000	121,155,000
senior bond, 144A, 5.25%, 5/15/27	United States	84,577,000	79,185,216
[e] Wynn Macau Ltd., senior bond, 144A, 5.50%, 10/01/27	Macau	62,700,000	60,113,625
			3,704,458,184
Consumer Staples 0.8%
[e] BAT Capital Corp.,
senior note, 144A, 3.222%, 8/15/24.	United Kingdom	50,000,000	47,406,531
senior note, 144A, 3.557%, 8/15/27.	United Kingdom	120,000,000	111,886,200

|16

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Staples (continued)
[e] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	87,180,000	$83,583,825
senior note, 144A, 7.25%, 6/01/21	United States	85,600,000	86,884,000
Kraft Heinz Foods Co.,
senior bond, 4.625%, 1/30/29	United States	50,000,000	49,541,511
senior bond, 3.95%, 7/15/25.	United States	60,000,000	58,390,879
[e] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26	United States	59,500,000	55,632,500
senior bond, 144A, 5.625%, 1/15/28	United States	65,000,000	61,181,250
Walmart Inc.,
senior note, 3.40%, 6/26/23	United States	50,000,000	50,388,649
senior note, 3.55%, 6/26/25	United States	40,000,000	40,282,397
			645,177,742
Energy 7.9%
[e] Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note,
144A, 10.00%, 4/01/22	United States	215,000,000	237,575,000
Bill Barrett Corp.,
senior bond, 7.00%, 10/15/22	United States	200,890,000	201,894,450
senior note, 8.75%, 6/15/25	United States	142,000,000	152,650,000
[e] Callon Petroleum Co., senior note, 144A, 6.375%, 7/01/26	United States	40,000,000	40,250,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 6.50%, 4/15/21	United States	309,348,000	309,348,000
senior note, 7.625%, 1/15/22	United States	97,552,000	98,039,760
senior note, 7.75%, 4/15/23	United States	62,000,000	62,465,000
Chesapeake Energy Corp.,
[e] secured note, second lien, 144A, 8.00%, 12/15/22	United States	506,386,000	533,452,332
senior bond, 6.875%, 11/15/20	United States	95,000,000	98,562,500
senior bond, 6.125%, 2/15/21	United States	226,000,000	229,955,000
[h] senior bond, 8.00%, 6/15/27.	United States	306,000,000	312,120,000
senior note, 6.625%, 8/15/20	United States	167,800,000	173,253,500
senior note, 5.375%, 6/15/21	United States	97,000,000	95,545,000
senior note, 4.875%, 4/15/22	United States	107,710,000	103,940,150
senior note, 5.75%, 3/15/23	United States	96,700,000	91,865,000
[h] senior note, 8.00%, 1/15/25	United States	430,000,000	439,008,500
[i] senior note, FRN, 5.598%, (3-month USD LIBOR + 3.25%), 4/15/19	United States	72,800,000	72,800,000
Energy Transfer Equity LP, senior secured bond, first lien, 5.50%, 6/01/27	United States	95,300,000	95,538,250
Ensco PLC,
senior bond, 5.75%, 10/01/44	United States	50,000,000	35,500,000
senior note, 7.75%, 2/01/26	United States	60,000,000	56,907,000
Ferrellgas LP/Ferrellgas Finance Corp.,
senior note, 6.50%, 5/01/21	United States	79,295,000	73,149,638
senior note, 6.75%, 1/15/22	United States	112,500,000	102,375,000
senior note, 6.75%, 6/15/23	United States	88,500,000	77,658,750
Gulfport Energy Corp.,
senior note, 6.375%, 5/15/25	United States	50,000,000	48,812,500
senior note, 6.375%, 1/15/26	United States	50,000,000	48,125,000
Halcon Resources Corp., senior note, 6.75%, 2/15/25	United States	80,000,000	75,200,000
Kinder Morgan Inc.,
senior bond, 7.75%, 1/15/32.	United States	118,000,000	144,148,109
[e] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	91,200,000	97,111,418

|17

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[g] Rex Energy Corp., second lien, 8.00%, 10/01/20	United States	109,000,000	$10,627,500
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	125,417,000	107,545,077
[e] Talos Production LLC/Talos Production Finance Inc., senior note, second
lien, 144A, 11.00%, 4/03/22	United States	72,845,556	76,669,948
[e] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 5.50%, 2/15/26	United States	74,775,000	71,036,250
W&T Offshore Inc.,
[e,j] secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	82,377,299	82,583,242
senior note, 8.50%, 6/15/19	United States	96,921,000	96,194,092
[e,j] senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	74,635,970	70,870,105
[e] Weatherford International LLC, senior note, 144A, 9.875%, 3/01/25.	United States	100,000,000	101,000,000
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	91,000,000	91,910,000
senior note, 7.75%, 6/15/21	United States	384,500,000	396,996,250
senior note, 4.50%, 4/15/22	United States	317,600,000	293,106,688
senior note, 8.25%, 6/15/23	United States	293,100,000	291,514,329
senior note, 9.875%, 2/15/24	United States	230,000,000	233,376,400
The Williams Cos. Inc., senior note, 4.55%, 6/24/24.	United States	46,858,000	47,092,290
			6,077,772,028
Financials 4.4%
Bank of America Corp.,
[k] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	80,000,000	83,252,000
[k] junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual.	United States	72,000,000	71,100,000
[k] junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	85,000,000	88,931,250
[i] senior bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28	United States	125,000,000	117,802,723
senior note, 3.004% to 12/20/22, FRN thereafter, 12/20/23.	United States	50,000,000	48,513,564
Capital One Financial Corp.,
senior sub. note, 4.20%, 10/29/25	United States	75,000,000	72,927,877
sub. note, 3.75%, 7/28/26.	United States	50,000,000	46,522,973
Citigroup Inc.,
[k] junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	179,195,000	177,170,096
[k] junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	33,000,000	33,660,000
[k] junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	230,000,000	234,312,500
[k] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	247,500,000	251,499,600
[k] junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual.	United States	160,000,000	164,096,000
[k] junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	120,000,000	123,825,000
sub. bond, 4.125%, 7/25/28	United States	153,000,000	146,598,913
sub. note, 3.50%, 5/15/23.	United States	37,220,000	36,425,631
[k] Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter,
Perpetual	United States	54,000,000	53,296,380
The Goldman Sachs Group Inc.,
senior note, 3.50%, 11/16/26	United States	50,000,000	47,144,287
[i] senior note, 2.876% to 10/31/21, FRN thereafter, 2.876%, 10/31/22	United States	92,500,000	90,345,624
[i] senior note, 3.272% to 9/29/24, FRN thereafter, 3.272%, 9/29/25	United States	100,000,000	95,080,556
[k] JPMorgan Chase & Co.,
junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual.	United States	60,000,000	61,725,000
junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000	108,875,000
[i] junior sub. bond, FRN, 5.829%, (3-month USD LIBOR + 3.47%),
Perpetual	United States	585,000,000	591,318,000
junior sub. bond, Q, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	100,000,000	99,578,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	107,493,750
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000,000	201,250,000
junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual.	United States	80,000,000	82,708,000

|18

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Financials (continued)
[k] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter,
Perpetual	United States	58,000,000	$59,853,100
[k] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	98,700,000	99,149,085
			3,394,454,909
Health Care 11.7%
Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	100,000,000	97,217,909
[e] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	55,600,000	59,005,500
[e] Avantor Inc., senior note, 144A, 9.00%, 10/01/25	United States	65,000,000	65,663,000
[e] Bausch Health Cos. Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	122,400,000	113,220,000
senior note, 144A, 7.50%, 7/15/21	United States	205,000,000	208,587,500
senior note, 144A, 5.50%, 3/01/23	United States	47,026,000	43,969,310
senior note, 144A, 5.875%, 5/15/23.	United States	306,500,000	289,067,812
senior note, 144A, 9.00%, 12/15/25.	United States	85,000,000	88,506,250
senior note, 144A, 9.25%, 4/01/26	United States	200,000,000	208,250,000
senior note, 144A, 8.50%, 1/31/27	United States	50,000,000	50,875,000
senior note, first lien, 144A, 7.00%, 3/15/24	United States	77,300,000	81,141,037
senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	50,500,000	52,456,875
senior secured note, first lien, 144A, 5.50%, 11/01/25	United States	25,000,000	24,731,250
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	1,252,023,000	644,791,845
[e] senior note, 144A, 11.00%, 6/30/23.	United States	1,498,077,000	1,353,887,089
[e] senior note, 144A, 8.125%, 6/30/24.	United States	741,407,000	616,294,569
senior secured note, 5.125%, 8/01/21	United States	128,000,000	119,040,000
[e,l] senior secured note, 144A, 8.625%, 1/15/24	United States	50,000,000	50,187,500
senior secured note, first lien, 6.25%, 3/31/23.	United States	355,000,000	326,600,000
CVS Health Corp.,
senior bond, 4.30%, 3/25/28.	United States	115,000,000	113,615,431
senior bond, 5.05%, 3/25/48.	United States	50,200,000	50,895,898
senior note, 4.10%, 3/25/25	United States	65,200,000	64,937,228
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	132,000,000	128,287,500
senior bond, 5.00%, 5/01/25.	United States	129,500,000	122,215,625
[e] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	108,700,000	85,329,500
senior note, 144A, 6.00%, 7/15/23	United States	218,025,000	180,415,687
[e] Endo Finance LLC, senior note, 144A, 5.75%, 1/15/22	United States	126,000,000	113,400,000
[e] Endo Finance LLC/Endo Finco Inc., senior note, 144A, 5.375%, 1/15/23	United States	35,000,000	28,565,646
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	120,000,000	124,800,000
senior note, 7.50%, 2/15/22	United States	100,000,000	109,000,000
senior secured note, first lien, 5.00%, 3/15/24.	United States	134,800,000	135,137,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	100,012,000	101,137,135
[e] Horizon Pharma Inc./Horizon Pharma USA Inc., senior note, 144A, 8.75%,
11/01/24	United States	24,403,000	26,324,736
[e] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior
note, 144A, 6.375%, 8/01/23	United States	44,265,000	44,163,191
[h] Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	66,000,000	55,605,000

|19

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care (continued)
[e] Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
[h] senior note, 144A, 4.875%, 4/15/20.	United States	297,252,000	$293,536,350
senior note, 144A, 5.75%, 8/01/22	United States	340,000,000	307,700,000
senior note, 144A, 5.625%, 10/15/23	United States	285,350,000	239,265,975
senior note, 144A, 5.50%, 4/15/25	United States	137,500,000	110,687,500
Mylan NV, senior note, 3.95%, 6/15/26	United States	93,600,000	89,656,632
Tenet Healthcare Corp.,
[e] secured note, second lien, 144A, 5.125%, 5/01/25	United States	128,300,000	122,446,312
senior note, 8.125%, 4/01/22	United States	872,900,000	914,362,750
senior note, 6.75%, 6/15/23	United States	570,000,000	569,287,500
senior note, 6.875%, 11/15/31	United States	37,400,000	34,221,000
[e] senior note, 144A, 7.00%, 8/01/25	United States	140,000,000	139,475,000
senior secured note, first lien, 4.375%, 10/01/21	United States	140,000,000	138,425,000
[e] senior secured note, first lien, 144A, 4.625%, 7/15/24	United States	25,200,000	23,963,940
[e] senior secured note, second lien, 144A, 7.50%, 1/01/22	United States	66,700,000	69,618,125
			9,029,968,107
Industrials 0.7%
[e,j] CEVA Group PLC, senior secured note, first lien, 144A, PIK, 9.00%,
9/01/20	United Kingdom	167,997,907	174,071,967
[e] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	29,500,000	31,786,250
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	47,400,000	48,348,000
senior bond, 4.875%, 1/15/28	United States	25,000,000	23,281,250
United Technologies Corp.,
senior bond, 4.50%, 6/01/42.	United States	50,000,000	49,480,930
senior note, 3.125%, 5/04/27	United States	20,000,000	18,609,154
[e] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	50,000,000	45,875,000
[e] XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	171,100,000	176,019,125
			567,471,676
Information Technology 0.7%
[e] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	100,000,000	100,875,000
[e] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	74,200,000	76,147,750
[e] Dell International LLC/EMC Corp., senior secured note, first lien, 144A,
5.45%, 6/15/23	United States	69,750,000	73,023,558
[e] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24	United States	35,000,000	35,108,500
senior note, 144A, 7.00%, 12/01/23.	United States	160,000,000	167,052,800
NCR Corp.,
senior note, 5.00%, 7/15/22	United States	40,000,000	39,800,000
senior note, 6.375%, 12/15/23	United States	35,000,000	36,356,250
			528,363,858
Materials 1.2%
Ball Corp., senior bond, 4.00%, 11/15/23	United States	100,000,000	97,095,000
[e] BWAY Holding Co.,
secured note, 144A, 5.50%, 4/15/24	United States	75,000,000	73,312,500
senior note, 144A, 7.25%, 4/15/25	United States	170,000,000	166,175,000
[e] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	88,400,000	89,884,678
[e] Cemex SAB de CV,
senior secured bond, 144A, 7.75%, 4/16/26	Mexico	55,100,000	59,429,207
senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	70,000,000	69,204,800

|20

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%,
1/15/23	United States	105,000,000	$103,162,500
[e] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 5.125%,
5/15/24	Australia	44,400,000	43,303,764
International Paper Co.,
senior bond, 3.00%, 2/15/27.	United States	40,000,000	36,262,211
senior bond, 4.40%, 8/15/47.	United States	50,000,000	45,575,098
LYB International Finance II BV, senior note, 3.50%, 3/02/27	United States	35,000,000	32,872,215
[e] Syngenta Finance NV,
senior note, 144A, 4.441%, 4/24/23.	Switzerland	35,000,000	34,828,500
senior note, 144A, 5.182%, 4/24/28.	Switzerland	50,000,000	48,621,750
			899,727,223
Real Estate 0.6%
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	50,000,000	46,344,724
Equinix Inc., senior bond, 5.375%, 5/15/27	United States	140,000,000	140,000,000
Iron Mountain Inc.,
[e] senior note, 144A, 4.875%, 9/15/27.	United States	135,610,000	125,608,762
senior sub. bond, 5.75%, 8/15/24	United States	129,254,000	127,638,325
			439,591,811
Telecommunication Services 2.7%
AT&T Inc.,
senior bond, 4.125%, 2/17/26	United States	100,000,000	97,905,126
senior note, 3.00%, 6/30/22	United States	100,000,000	97,028,015
Consolidated Communications Inc., senior note, 6.50%, 10/01/22	United States	58,200,000	54,562,500
[e] Digicel Ltd., senior note, 144A, 6.75%, 3/01/23	Bermuda	58,300,000	48,541,163
[e] SFR Group SA,
secured bond, 144A, 7.375%, 5/01/26	France	50,000,000	49,000,000
senior note, first lien, 144A, 6.00%, 5/15/22	France	60,000,000	60,450,000
Sprint Capital Corp., senior note, 6.90%, 5/01/19.	United States	200,000,000	204,540,000
Sprint Communications Inc.,
senior bond, 11.50%, 11/15/21	United States	200,000,000	237,000,000
senior note, 7.00%, 8/15/20	United States	102,500,000	106,343,750
senior note, 6.00%, 11/15/22	United States	362,700,000	360,433,125
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	187,350,000	194,726,906
senior bond, 7.125%, 6/15/24	United States	190,650,000	192,954,959
senior note, 7.625%, 3/01/26	United States	100,000,000	102,125,000
[e] Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%,
9/20/29	United States	220,000,000	215,875,000
Verizon Communications Inc., senior bond, 3.50%, 11/01/24	United States	25,000,000	24,204,220
Zayo Group LLC/Zayo Capital Inc., senior note, 6.00%, 4/01/23	United States	77,000,000	78,732,500
			2,124,422,264
Utilities 1.8%
The AES Corp., senior bond, 4.875%, 5/15/23	United States	75,000,000	75,187,500
Calpine Corp.,
senior bond, 5.75%, 1/15/25.	United States	185,000,000	169,621,875
senior note, 5.375%, 1/15/23	United States	340,000,000	324,700,000
senior note, 5.50%, 2/01/24	United States	186,500,000	172,046,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note,
8.625%, 6/15/20	United States	49,900,000	48,403,000

|21

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Utilities (continued)
[e] InterGen NV,
secured bond, 144A, 7.00%, 6/30/23	Netherlands	36,100,000		$35,919,500
secured note, 144A, 7.50%, 6/30/21	Netherlands	9,300,000	GBP	12,349,742
Sempra Energy, senior bond, 3.40%, 2/01/28	United States	50,000,000		46,984,011
Vistra Energy Corp.,
senior bond, 8.034%, 2/02/24	United States	81,983,928		85,878,165
senior note, 7.375%, 11/01/22	United States	286,500,000		300,108,750
senior note, 5.875%, 6/01/23	United States	130,000,000		134,387,500
[e] senior note, 144A, 8.00%, 1/15/25	United States	7,700,000		8,304,065
				1,413,890,358
Total Corporate Bonds (Cost $29,078,664,788)				28,825,298,160

[i] Senior Floating Rate Interests 4.1%
Consumer Discretionary 2.3%
24 Hour Fitness Worldwide Inc., Term Loan, 5.594%, (1-month USD LIBOR
+ 3.50%), 3/31/25	United States	100,000,000		99,875,000
Academy Ltd., Initial Term Loan, 6.001% - 6.092%, (1-month USD LIBOR +
4.00%), 7/02/22	United States	111,163,282		92,960,295
Belk Inc., Closing Date Term Loan, 7.087%, (3-month USD LIBOR +
4.75%), 12/12/22	United States	244,045,574		189,501,388
BJ’s Wholesale Club Inc.,
[m] Second Lien Initial Term Loans, TBD, 3/24/25.	United States	38,653,102		39,116,940
Tranche B Term Loans, 5.53%, (1-month USD LIBOR + 3.50%),
3/27/24	United States	24,556,445		24,584,071
Global Eagle Entertainment Inc., Initial Term Loans, 9.358%, (6-month USD
LIBOR + 7.50%), 1/06/23	United States	104,576,562		106,798,814
[g] iHeartCommunications Inc.,
Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%),
1/30/19	United States	748,185,547		572,642,513
Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%),
7/30/19	United States	241,744,256		184,962,157
Neiman Marcus Group Ltd. Inc., Term Loan, 5.263%, (1-month USD LIBOR
+ 3.25%), 10/25/20	United States	40,246,064		35,768,689
PetSmart Inc., Tranche B-2 Loans, 5.01%, (1-month USD LIBOR + 3.00%),
3/11/22	United States	249,738,185		207,091,644
Stars Group Holdings BV, 2018 USD Term Loans, 5.094%, (1-month USD
LIBOR + 3.00%), 4/06/25	United States	49,875,000		49,881,234
[m] Stars Group Holdings BV Stars Group (US), Term Loan B, TBD, 7/10/25	United States	65,000,000		64,675,000
[m,n] Tenneco Inc., Term Loan B, TBD, 6/18/25	United States	50,000,000		49,631,250
Univision Communications Inc., Term Loan, 4.844%, (1-month USD LIBOR
+ 2.75%), 3/15/24	United States	29,837,349		28,888,939
				1,746,377,934
Consumer Staples 0.1%
Almonde Inc.,
2nd Lien Dollar Term Loan, 9.557%, (3-month USD LIBOR + 7.25%),
6/13/25	United States	15,000,000		14,496,870
Dollar Term Loan, 5.807%, (3-month USD LIBOR + 3.50%), 6/13/24	United States	59,550,000		58,589,756
				73,086,626

|22

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
			Principal
		Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
Energy 0.3%
[o] Petroquest Energy Inc., Multidraw Term Loan Facility, 10.00%, 10/17/20		United States	32,500,000	$32,731,075
W&T Offshore Inc.,
Second Lien Term Loan, 9.00%, 5/15/20		United States	161,850,000	162,456,938
Senior Secured 1.5 Lien Term Loan, 11.00%, 11/15/19		United States	75,000,000	79,125,000
				274,313,013
Financials 0.1%
[n] Russell Investments US Institutional Holdco Inc., Initial Term Loan, 5.344%,
(1-month USD LIBOR + 3.25%), 6/01/23		United States	85,717,890	86,103,620
Health Care 0.4%
Amneal Pharmaceuticals LLC, Initial Term Loans, 5.625%, (1-month USD
LIBOR + 3.50%), 5/04/25		United States	59,986,134	59,967,538
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans,
6.375%, (1-month USD LIBOR + 4.25%), 4/29/24		United States	79,200,000	78,828,710
Horizon Pharma Inc., Third Amendment Refinancing Term Loan, 5.375%,
(1-month USD LIBOR + 3.25%), 3/29/24		United States	31,652,262	31,639,063
Lannett Co. Inc., Initial Tranche B Term Loans, 7.469%, (1-month USD
LIBOR + 5.375%), 11/25/22		United States	55,344,722	55,183,282
Mallinckrodt International Finance SA and Mallinckrodt CB LLC, 2018
Incremental Term Loans, 5.517%, (6-month USD LIBOR + 3.00%),
2/24/25		Luxembourg	49,875,000	49,178,845
				274,797,438
Industrials 0.3%
CEVA Group PLC, Pre-Funded L/C, 6.50%, (3-month USD LIBOR +
5.50%), 3/19/21		United Kingdom	15,260,795	15,256,675
CEVA Intercompany BV, Dutch BV Term Loan, 7.859%, (3-month USD
LIBOR + 5.50%), 3/19/21		United Kingdom	6,215,457	6,213,778
CEVA Logistics Canada ULC, Canadian Term Loan, 7.859%, (3-month USD
LIBOR + 5.50%), 3/19/21		Canada	3,176,568	3,175,710
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 7.859%, (3-month USD
LIBOR + 5.50%), 3/19/21		United Kingdom	25,412,542	25,405,681
Commercial Barge Line Co., Initial Term Loan, 10.844%, (1-month USD
LIBOR + 8.75%), 11/12/20		United States	84,388,889	59,085,303
Vertiv Group Corp., Term B Loans, 6.001%, (1-month USD LIBOR +
4.00%), 11/30/23		United States	104,327,586	103,349,515
West Corp., Term B Loans, 6.094%, (1-month USD LIBOR + 4.00%),
10/10/24		United States	61,423,182	61,297,019
				273,783,681
Information Technology 0.2%
Digicert Holdings Inc.,
First Lien Term Loan, 6.844%, (1-month USD LIBOR + 4.75%),
10/31/24	.	United States	44,887,500	44,897,241
Second Lien Initial Loan, 10.094%, (1-month USD LIBOR + 8.00%),
9/18/25		United States	20,396,762	20,078,063
MH Sub I LLC & Micro Holding Corp.,
Amendment No. 2 Initial Term Loan, 5.835%, (1-month USD LIBOR +
3.75%), 9/15/24.		United States	39,700,000	39,741,486
Second Lien Initial Term Loan, 9.585%, (1-month USD LIBOR +
7.50%), 9/15/25.		United States	30,000,000	30,225,000
[m,n] Microchip Technology Inc., First Lien Term Loan B, TBD, 5/29/25		United States	52,500,000	52,631,250
				187,573,040

|23

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
Telecommunication Services 0.2%
Digicel International Finance Ltd., Initial Term B Loans, 5.61%, (3-month
USD LIBOR + 3.25%), 5/25/24	United States	69,499,958	$66,980,584
Securus Technologies Holdings Inc.,
Initial Term Loan B, 6.594%, (1-month USD LIBOR + 4.50%), 11/01/24 .	United States	44,775,000	45,157,468
Second Lien Initial Loan, 10.344%, (1-month USD LIBOR + 8.25%),
11/01/25.	United States	30,000,000	30,215,640
			142,353,692
Utilities 0.2%
Talen Energy Supply LLC,
Term B-1 Loans, 6.094%, (1-month USD LIBOR + 4.00%), 7/15/23.	United States	64,051,719	64,436,029
Initial Term Loan, 6.094%, (1-month USD LIBOR + 4.00%), 4/13/24	United States	59,070,000	59,340,718
			123,776,747
Total Senior Floating Rate Interests
(Cost $3,411,775,889)			3,182,165,791

U.S. Government and Agency Securities 3.4%
U.S. Treasury Note,
1.00%, 6/30/19	United States	250,000,000	246,684,570
1.875%, 12/31/19	United States	250,000,000	247,802,735
2.25%, 3/31/20	United States	250,000,000	248,886,720
2.50%, 5/31/20	United States	350,000,000	349,856,444
2.375%, 3/15/21	United States	350,000,000	347,887,694
2.625%, 6/15/21	United States	250,000,000	250,034,180
2.75%, 4/30/23	United States	250,000,000	250,195,313
2.75%, 5/31/23	United States	250,000,000	250,253,905
2.875%, 5/31/25	United States	250,000,000	250,942,382
2.50%, 6/30/20	United States	200,000,000	199,894,532
Total U.S. Government and Agency Securities
(Cost $2,641,127,492)			2,642,438,475

		Shares

Escrows and Litigation Trusts 0.0%
[b,d] Motors Liquidation Co., Escrow Account	United States	400,000,000	—
[b,d] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	—
Total Escrows and Litigation Trusts
(Cost $2,416,248)			—

	Number of	Notional
	Contracts	Amount*

Options Purchased (Cost $121,510,189) 0.2%
Puts - Exchange-Traded
S&P 500 Index, December Strike Price $2,700, Expires 12/18/20	5,000	500,000	120,725,000
Total Investments before Short Term Investments
(Cost $73,313,705,711)			75,537,152,861

|24

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
Short Term Investments 1.8%

U.S. Government and Agency Securities (Cost $497,510,905) 0.6%
[p] U.S. Treasury Bill, 8/30/18 - 12/06/18	United States	500,000,000	$497,559,676
Total Investments before Money Market Funds and
Repurchase Agreement
(Cost $73,811,216,616)			76,034,712,537

		Shares

Money Market Funds (Cost $822,171,291) 1.1%
[q,r] Institutional Fiduciary Trust Money Market Portfolio, 1.51%.	United States	822,171,291	822,171,291
Investments from Cash Collateral Received for Loaned Securities
0.1%
Money Market Funds (Cost $69,649,000) 0.1%
[q,r] Institutional Fiduciary Trust Money Market Portfolio, 1.51%.	United States	69,649,000	69,649,000

		Principal
		Amount*

Repurchase Agreement 0.0%†
[s] Joint Repurchase Agreement, 2.10%, 7/02/18 (Maturity Value $14,482,492)
BNP Paribas Securities Corp.
Collateralized by [p]U.S. Treasury Bill, 7/12/18 - 10/25/18; U.S. Treasury
Bond, 7.875% - 8.75%, 5/15/20 - 5/15/21; U.S. Treasury Note, 1.375%
- 2.125%, 4/30/19 - 8/31/22; and U.S. Treasury Strip, 2/15/19 - 2/15/23
(valued at $14,769,557)	United States	14,479,958	14,479,958
[s] Joint Repurchase Agreement, 2.10%, 7/02/18 (Maturity Value $437,504)
J.P. Morgan Securities LLC
Collateralized by U.S. Treasury Notes, Index Linked, 0.125% - 1.875%,
7/15/19 - 7/15/22 (valued at $446,176)	United States	437,427	437,427
Total Repurchase Agreement (Cost $14,917,385)			14,917,385
Total Investments from Cash Collateral Received for
Loaned Securities (Cost $84,566,385)			84,566,385
Total Investments (Cost $74,717,954,292) 99.6%			76,941,450,213
Options Written (0.0)%†			(13,341,780)
Other Assets, less Liabilities 0.4%			318,898,096
Net Assets 100.0%			$77,247,006,529

	Number of	Notional
	Contracts	Amount*
Options Written (0.0)%†
Calls - Exchange-Traded
Analog Devices Inc., September Strike Price $110, Expires 9/21/18	15,000	1,500,000	(787,500)
Apple Inc., July Strike Price $200, Expires 7/20/18	8,080	808,000	(129,280)
BP PLC, August Strike Price $48, Expires 8/17/18	20,000	2,000,000	(1,060,000)
Chevron Corp., September Strike Price $135, Expires 9/21/18	10,000	1,000,000	(1,620,000)
Eli Lilly & Co., July Strike Price $87.50, Expires 7/20/18	10,000	1,000,000	(500,000)
Ford Motor Co., July Strike Price $12, Expires 7/20/18	50,000	5,000,000	(200,000)

|25

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Number of	Notional
	Contracts	Amount*	Value

Options Written (continued)
Calls - Exchange-Traded (continued)
General Motors Co., July Strike Price $45, Expires 7/20/18.	20,000	2,000,000	$(100,000)
Medtronic PLC, July Strike Price $90, Expires 7/20/18	15,000	1,500,000	(165,000)
Medtronic PLC, August Strike Price $90, Expires 8/17/18	15,000	1,500,000	(750,000)
Occidental Petroleum Corp., August Strike Price $90, Expires 8/17/18	20,000	2,000,000	(1,580,000)
Rio Tinto PLC, July Strike Price $55, Expires 7/20/18	10,000	1,000,000	(1,700,000)
Target Corp., August Strike Price $82.50, Expires 8/17/18	10,000	1,000,000	(660,000)
Texas Instruments Inc., July Strike Price $120, Expires 7/20/18.	10,000	1,000,000	(160,000)
Wells Fargo & Co., July Strike Price $57.50, Expires 7/20/18	10,000	1,000,000	(550,000)
			(9,961,780)
Puts - Exchange-Traded
3M Co., July Strike Price $195, Expires 7/20/18	10,000	1,000,000	(2,750,000)
Bristol-Myers Squibb Co., July Strike Price $50, Expires 7/20/18	20,000	2,000,000	(140,000)
Walmart Inc., August Strike Price $77.50, Expires 8/17/18	10,000	1,000,000	(490,000)
			(3,380,000)
Total Options Written (Premiums received $22,517,379)			$(13,341,780)

See Abbreviations on page 38.

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is held in connection with written option contracts open at period end.
bNon-income producing.
cSee Note 6 regarding holdings of 5% voting securities.
dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2018, the aggregate value of these securities was $21,899,472,935, representing 28.3% of net assets.
fSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index 20 Delta.
gDefaulted security or security for which income has been deemed uncollectible.
hA portion or all of the security is on loan at June 30, 2018.
iThe coupon rate shown represents the rate at period end.
jIncome may be received in additional securities and/or cash.
kPerpetual security with no stated maturity date.
lSecurity purchased on a when-issued basis.
mA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
nA portion or all of the security purchased on a delayed delivery basis.
oSee Note 5 regarding unfunded loan commitments.
pThe security was issued on a discount basis with no stated coupon rate.
qSee Note 7 regarding investments in affiliated management investment companies.
rThe rate shown is the annualized seven-day effective yield at period end.
sInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2018, all repurchase agreements had been entered into on June 29, 2018.

|26

	FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2018 (unaudited)
Franklin U.S. Government Securities Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 96.7%
Government National Mortgage Association (GNMA) Fixed Rate 96.7%
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	$28,535,118	$28,764,505
GNMA I SF 30 Year, 4.00%, 10/15/40 - 1/15/45	46,644,874	48,150,069
GNMA I SF 30 Year, 4.00%, 8/15/44	17,660,820	18,217,104
GNMA I SF 30 Year, 4.00%, 1/15/45 - 8/15/46	48,981,380	50,504,315
GNMA I SF 30 Year, 4.50%, 2/15/39 - 12/15/39	49,261,551	52,103,820
GNMA I SF 30 Year, 4.50%, 3/15/39	16,958,531	17,941,232
GNMA I SF 30 Year, 4.50%, 1/15/40 - 6/15/40	47,876,290	50,605,712
GNMA I SF 30 Year, 4.50%, 6/15/40	13,936,752	14,732,927
GNMA I SF 30 Year, 4.50%, 6/15/40 - 8/15/40	43,265,671	45,783,312
GNMA I SF 30 Year, 4.50%, 7/15/40	14,046,250	14,858,388
GNMA I SF 30 Year, 4.50%, 8/15/40 - 6/15/41	37,546,812	39,710,917
GNMA I SF 30 Year, 5.00%, 2/15/33 - 10/15/33	48,075,158	51,098,142
GNMA I SF 30 Year, 5.00%, 10/15/33 - 6/15/39	46,442,293	49,334,096
GNMA I SF 30 Year, 5.00%, 6/15/39 - 10/15/39	44,493,101	47,355,148
GNMA I SF 30 Year, 5.00%, 8/15/39	20,657,070	22,007,578
GNMA I SF 30 Year, 5.00%, 10/15/39	14,209,488	15,134,582
GNMA I SF 30 Year, 5.00%, 10/15/39	18,988,567	20,218,122
GNMA I SF 30 Year, 5.00%, 10/15/39 - 3/15/40	49,474,883	52,649,400
GNMA I SF 30 Year, 5.00%, 11/15/39	25,062,835	26,697,092
GNMA I SF 30 Year, 5.00%, 2/15/40	13,335,124	14,201,006
GNMA I SF 30 Year, 5.00%, 3/15/40	16,448,861	17,515,187
GNMA I SF 30 Year, 5.00%, 3/15/40 - 6/15/40	42,743,970	45,402,253
GNMA I SF 30 Year, 5.00%, 6/15/40	16,115,107	17,158,528
GNMA I SF 30 Year, 5.00%, 9/15/40	21,423,364	22,817,558
GNMA I SF 30 Year, 5.50%, 5/15/28 - 6/15/33	48,344,551	52,659,609
GNMA I SF 30 Year, 5.50%, 6/15/33 - 11/15/36	47,631,452	51,880,250
GNMA I SF 30 Year, 5.50%, 12/15/36 - 7/15/39	45,717,913	49,731,288
GNMA I SF 30 Year, 5.50%, 8/15/39 - 2/15/40	14,941,124	16,291,915
GNMA I SF 30 Year, 6.00%, 10/15/23 - 12/15/33.	47,402,571	52,205,093
GNMA I SF 30 Year, 6.00%, 12/15/33 - 7/15/37	47,550,875	52,624,171
GNMA I SF 30 Year, 6.00%, 7/15/37 - 12/15/39	42,687,851	46,942,182
GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/37	43,235,308	47,913,455
GNMA I SF 30 Year, 7.00%, 3/15/22 - 9/15/32	30,197,560	32,733,155
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	83,533	84,871
GNMA I SF 30 Year, 7.50%, 6/15/21 - 8/15/33	8,391,010	8,974,279
GNMA I SF 30 Year, 7.70%, 1/15/21 - 10/15/21	28,360	28,421
GNMA I SF 30 Year, 8.00%, 2/15/20 - 9/15/30	3,087,833	3,170,289
GNMA I SF 30 Year, 8.50%, 9/15/19 - 5/15/25	541,241	554,807
GNMA I SF 30 Year, 9.00%, 12/15/18 - 7/15/23	450,850	459,696
GNMA I SF 30 Year, 9.50%, 7/15/18 - 8/15/22	421,568	424,758
GNMA I SF 30 Year, 10.00%, 8/15/18 - 3/15/25	162,667	163,802
GNMA I SF 30 Year, 10.50%, 9/15/18 - 10/15/21.	64,163	64,448
GNMA I SF 30 Year, 11.00%, 9/15/18 - 5/15/21	5,370	5,388
GNMA II SF 30 Year, 3.00%, 2/20/45	9,010,222	8,899,192
GNMA II SF 30 Year, 3.00%, 7/20/47	249,964,760	244,878,922
GNMA II SF 30 Year, 3.00%, 9/20/47	57,684,830	56,487,686
GNMA II SF 30 Year, 3.00%, 10/20/47	24,911,316	24,394,224
GNMA II SF 30 Year, 3.00%, 11/20/47	92,532,521	90,588,308
GNMA II SF 30 Year, 3.50%, 10/20/40 - 5/20/43	34,493,354	34,807,656
GNMA II SF 30 Year, 3.50%, 7/20/42	52,809,372	53,437,340
GNMA II SF 30 Year, 3.50%, 8/20/42	18,278,971	18,496,333

Quarterly Statement of Investments | See Notes to Statements of Investments. | 27

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 3.50%, 9/20/42	$121,208,799	$122,650,154
GNMA II SF 30 Year, 3.50%, 10/20/42	25,052,986	25,350,909
GNMA II SF 30 Year, 3.50%, 11/20/42	20,882,963	21,131,296
GNMA II SF 30 Year, 3.50%, 4/20/43	25,579,123	25,883,320
GNMA II SF 30 Year, 3.50%, 5/20/43	34,639,416	35,051,367
GNMA II SF 30 Year, 3.50%, 6/20/43	39,856,392	40,330,391
GNMA II SF 30 Year, 3.50%, 8/20/43	28,558,946	28,898,603
GNMA II SF 30 Year, 3.50%, 9/20/47	736,645,634	740,135,050
GNMA II SF 30 Year, 3.50%, 11/20/47	723,694,117	727,122,184
GNMA II SF 30 Year, 3.50%, 2/20/48	301,070,893	302,497,036
GNMA II SF 30 Year, 4.00%, 5/20/40 - 2/20/44	22,723,902	23,451,562
GNMA II SF 30 Year, 4.00%, 11/20/40	34,795,216	35,989,484
GNMA II SF 30 Year, 4.00%, 12/20/40	20,473,335	21,175,939
GNMA II SF 30 Year, 4.00%, 1/20/41	22,503,428	23,276,454
GNMA II SF 30 Year, 4.00%, 7/20/41	27,924,228	28,882,413
GNMA II SF 30 Year, 4.00%, 9/20/41	32,911,455	34,041,245
GNMA II SF 30 Year, 4.00%, 10/20/41	40,572,983	41,964,159
GNMA II SF 30 Year, 4.00%, 11/20/41	37,153,543	38,428,678
GNMA II SF 30 Year, 4.00%, 2/20/44	23,452,024	24,128,559
GNMA II SF 30 Year, 4.00%, 4/20/48	296,683,042	304,412,077
GNMA II SF 30 Year, 4.00%, 6/20/48	85,000,000	87,227,927
GNMA II SF 30 Year, 4.50%, 5/20/33 - 7/20/40	42,881,735	45,085,496
GNMA II SF 30 Year, 4.50%, 12/20/39	23,318,715	24,518,642
GNMA II SF 30 Year, 4.50%, 5/20/41	30,485,986	32,061,224
GNMA II SF 30 Year, 4.50%, 6/20/41 - 8/20/42	16,043,821	16,877,352
GNMA II SF 30 Year, 4.50%, 6/20/41	36,972,891	38,891,005
GNMA II SF 30 Year, 4.50%, 7/20/41	40,270,330	42,369,906
GNMA II SF 30 Year, 4.50%, 9/20/41	53,819,057	56,645,892
GNMA II SF 30 Year, 4.50%, 10/20/41	40,052,798	42,155,349
GNMA II SF 30 Year, 4.50%, 2/20/44	21,731,797	22,902,504
GNMA II SF 30 Year, 5.00%, 7/20/33 - 5/20/40	48,538,583	52,089,952
GNMA II SF 30 Year, 5.00%, 9/20/33	22,630,355	24,543,023
GNMA II SF 30 Year, 5.00%, 7/20/39	13,240,054	14,237,047
GNMA II SF 30 Year, 5.00%, 6/20/40	15,787,603	17,123,656
GNMA II SF 30 Year, 5.00%, 9/20/41	1,982,202	2,119,347
GNMA II SF 30 Year, 5.50%, 6/20/34 - 7/20/35	48,096,146	52,543,328
GNMA II SF 30 Year, 5.50%, 12/20/34	14,678,800	16,032,418
GNMA II SF 30 Year, 5.50%, 8/20/35 - 4/20/40	23,878,973	25,762,158
GNMA II SF 30 Year, 6.00%, 10/20/23 - 8/20/37	47,303,989	52,343,761
GNMA II SF 30 Year, 6.00%, 10/20/37 - 7/20/39	17,092,372	18,922,631
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	21,895,417	24,568,001
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	5,440,334	6,277,195
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	1,119,810	1,239,994
GNMA II SF 30 Year, 8.00%, 5/20/24 - 6/20/30	538,900	612,107
GNMA II SF 30 Year, 8.50%, 5/20/19 - 6/20/25	108,083	112,106
GNMA II SF 30 Year, 9.00%, 9/20/21 - 11/20/21	24,407	25,532
GNMA II SF 30 Year, 9.50%, 1/20/20 - 4/20/25	32,030	32,398
GNMA II SF 30 Year, 10.00%, 6/20/19 - 3/20/21	35,228	36,206
GNMA II SF 30 Year, 10.50%, 8/20/18 - 1/20/21	25,511	25,606
GNMA II SF 30 Year, 11.00%, 1/20/19 - 1/20/21	3,264	3,275
Total Mortgage-Backed Securities (Cost $5,144,758,168)		5,094,048,449

|28

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value
U.S. Government and Agency Securities (Cost $90,218,745) 1.6%
U.S. Treasury Bond, 4.75%, 2/15/37	$67,500,000	$85,503,516
Total Investments before Short Term Investments
(Cost $5,234,976,913)		5,179,551,965

	Shares

Short Term Investments (Cost $89,810,880) 1.7%
Money Market Funds 1.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	89,810,880	89,810,880
Total Investments (Cost $5,324,787,793) 100.0%		5,269,362,845
Other Assets, less Liabilities (0.0)%†		(2,555,956)
Net Assets 100.0%		$5,266,806,889

See Abbreviations on page 38.

†Rounds to less than 0.1% of net assets.
aSee Note 7 regarding investments in affiliated management investment companies.
bThe rate shown is the annualized seven-day effective yield at period end.

|29

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2018 (unaudited)
Franklin Utilities Fund
	Country	Shares	Value

Common Stocks 99.3%
Electric Utilities 2.0%
PG&E Corp	United States	2,700,000	$114,912,000
Gas Utilities 1.2%
Atmos Energy Corp	United States	200,000	18,028,000
Spire Inc	United States	700,000	49,455,000
			67,483,000
Multi-Utilities 88.0%
Alliant Energy Corp	United States	3,800,000	160,816,000
Ameren Corp	United States	1,000,000	60,850,000
American Electric Power Co. Inc	United States	3,900,000	270,075,000
Black Hills Corp	United States	800,000	48,968,000
CenterPoint Energy Inc	United States	5,000,000	138,550,000
CMS Energy Corp	United States	5,100,000	241,128,000
Consolidated Edison Inc	United States	1,250,000	97,475,000
Dominion Energy Inc	United States	4,200,000	286,356,000
DTE Energy Co	United States	1,683,000	174,409,290
Duke Energy Corp	United States	3,200,000	253,056,000
Edison International	United States	3,600,000	227,772,000
Emera Inc	Canada	2,000,000	65,134,683
Entergy Corp	United States	2,100,000	169,659,000
Evergy Inc	United States	4,700,000	263,905,000
Eversource Energy	United States	2,300,000	134,803,000
Exelon Corp	United States	6,700,000	285,420,000
FirstEnergy Corp	United States	4,700,000	168,777,000
National Grid PLC.	United Kingdom	5,999,933	66,430,717
NextEra Energy Inc	United States	2,850,000	476,035,500
NiSource Inc	United States	2,800,000	73,584,000
NorthWestern Corp	United States	596,800	34,166,800
OGE Energy Corp	United States	1,800,000	63,378,000
Pinnacle West Capital Corp	United States	1,500,000	120,840,000
PNM Resources Inc	United States	2,399,970	93,358,833
PPL Corp	United States	2,700,000	77,085,000
Public Service Enterprise Group Inc	United States	2,800,000	151,592,000
SCANA Corp	United States	300,000	11,556,000
Sempra Energy	United States	2,400,000	278,664,000
The Southern Co	United States	4,500,000	208,395,000
Vectren Corp	United States	600,000	42,870,000
WEC Energy Group Inc	United States	2,150,792	139,048,703
Xcel Energy Inc	United States	4,600,000	210,128,000
			5,094,286,526
Oil, Gas & Consumable Fuels 4.7%
Enbridge Inc. (CAD Traded)	Canada	600,000	21,457,921
Enbridge Inc. (USD Traded)	Canada	984,000	35,118,960
Kinder Morgan Inc	United States	4,800,000	84,816,000
ONEOK Inc	United States	568,200	39,677,406
TransCanada Corp	Canada	1,000,000	43,281,084
The Williams Cos. Inc	United States	1,800,000	48,798,000
			273,149,371

Quarterly Statement of Investments | See Notes to Statements of Investments. | 30

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Utilities Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Water Utilities 3.4%
American Water Works Co. Inc	United States	1,500,000	$128,070,000
United Utilities Group PLC	United Kingdom	6,700,000	67,528,085
			195,598,085
Total Common Stocks (Cost $3,204,297,661)			5,745,428,982

		Principal
		Amount
Corporate Bonds (Cost $6,087,437) 0.1%
Multi-Utilities 0.1%
Aquila Inc., senior note, 8.27%, 11/15/21.	United States $ 6,100,000		6,908,503
Total Investments before Short Term Investments
(Cost $3,210,385,098)			5,752,337,485

		Shares

Short Term Investments (Cost $25,483,790) 0.4%
Money Market Funds 0.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	United States	25,483,790	25,483,790
Total Investments (Cost $3,235,868,888) 99.8%			5,777,821,275
Other Assets, less Liabilities 0.2%			11,029,354
Net Assets 100.0%			$5,788,850,629

See Abbreviations on page 38.

aSee Note 7 regarding investments in affiliated management investment companies.
bThe rate shown is the annualized seven-day effective yield at period end.

|31

FRANKLIN CUSTODIAN FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|32

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin Income Fund - Options

4. MORTGAGE DOLLAR ROLLS

Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the

|33

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. MORTGAGE DOLLAR ROLLS (continued)

sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At June 30, 2018, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Income Fund
PetroQuest Energy Inc., Mutlidraw Term Loan Facility	$17,500,000

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended June 30, 2018, investments in “affiliated companies” were as follows:

	Number of				Number of
	Shares /				Shares /
	Principal				Principal				Net Change in
	Amount Held				Amount Held	Value			Unrealized
	at Beginning	Gross		Gross	at End	at End	Investment	Realized	Appreciation
Name of Issuer	of Period	Additions		Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Income Fund
Controlled Affiliates[a]
							Dividends
Stone Energy Corp	6,151,402	—		(6,151,402)[b]	—	$—	$—	$—	$46,273,623

							Interest
Stone Energy Corp., senior
note, 7.50%, 5/31/22	72,845,556	—		(72,845,556)[b]	—	—	3,353,931	4,149,459	3,756,984
Total Controlled Affiliates						$—	$3,353,931	$4,149,459	$50,030,607

Non-Controlled Affiliates
							Dividends
CEVA Holdings LLC	81,371	114,990	[b]	(196,361)[b]	—	$—	$—	$—	$111,348,143
CEVA Holdings LLC, cvt.
pfd., A-1, 2/20/49	2,897	—		(2,897)[b]	—	—	—	—	2,086,020
CEVA Holdings LLC, cvt.
pfd., A-2, 2/20/49	110,565	—		(110,565)[b]	—	—	—	—	114,542,822
CEVA Logistics AG	—	905,835		—	905,835	21,127,614	—	—	(3,824,018)
CEVA Logistics AG	—	1,963,608	[b]	—	1,963,608	44,210,168	—	—	(271,934,375)
Energy XXI Gulf Coast Inc .	7,000,000	—		(7,000,000)	—	—	—	(276,683,474)	244,184,332
Goodrich Petroleum Corp	2,260,859	—		(2,260,859)	—	—	—	4,645,755	(1,960,199)
Halcon Resources Corp	22,500,000	—		(22,500,000)	—	—	—	(129,393,550)	125,091,495
Talos Energy Inc	—	6,151,402	[b]	(391,323)	5,760,079	185,071,338	—	(3,543,486)	(23,627,663)
W&T Offshore Inc	10,000,000	—		(10,000,000)	—	—	—	15,002,537	(14,382,287)
						$250,409,120	$—	$(389,972,218)	$281,524,270

|34

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of				Number of
	Shares /				Shares /
	Principal				Principal					Net Change in
	Amount Held				Amount Held	Value				Unrealized
	at Beginning	Gross		Gross	at End	at End	Investment		Realized	Appreciation
Name of Issuer	of Period	Additions		Reductions	of Period	of Period	Income		Gain (Loss)	(Depreciation)

Franklin Income Fund (continued)
Non-Controlled Affiliates (continued)
							Interest
Halcon Resources Corp.,
senior note, 144A, 6.75%,
2/15/25	108,000,000	—		(108,000,000)[b]	—	$—	$90,147		$2,269,291	$(6,616,715)
W&T Offshore Inc., Second
Lien Term Loan, 9.00%,
5/15/20	161,850,000	—		—	161,850,000	—[c]	10,894,944		—	—[c]
W&T Offshore Inc., secured
note, second lien, 144A,
PIK, 9.00%, 5/15/20	75,645,453	6,731,846	[b]	—	82,377,299	—[c]	8,536,866	[d]	—	—[c]
W&T Offshore Inc., senior
note, 8.50%, 6/15/19	15,568,000	81,353,000		—	96,921,000	—[c]	10,845,824		—	—[c]
W&T Offshore Inc., Senior
Secured 1.5 Lien Term
Loan, 11.00%, 11/15/19	75,000,000	—		—	75,000,000	—[c]	6,170,548		—	—[c]
W&T Offshore Inc., senior
secured note, third lien,
144A, PIK, 10.00%,
6/15/21	67,697,026	6,938,944	[b]	—	74,635,970	—[c]	6,001,694	[d]	—	—[c]
						$—	$42,540,023		$2,269,291	$(6,616,715)
Total Non-Controlled Affiliates						$250,409,120	$42,540,023		$(387,702,927)	$274,907,555
Total Affiliated Securities (Value is 0.3% of Net Assets)						$250,409,120	$45,893,954		$(383,553,468)	$324,938,162

aIssuer in which the Fund owns 25% or more of the outstanding voting securities.
bGross addition/reduction was the result of various corporate actions.
cAs of June 30, 2018, no longer an affiliate.
dIncludes non-cash dividend/interest received.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin DynaTech Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.51%	90,584,258	1,070,012,984	(1,043,431,464)	117,165,778	$117,165,778	$1,140,121	$—	$—

Franklin Focused Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.51%	25,993	407,586	(325,621)	107,958	$107,958	$907	$—	$—

|35

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7.	INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.51%	331,780,723	763,707,667	(680,847,396)	414,640,994	$414,640,994	$2,198,832	$—	$—

Franklin Income Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.51%	4,208,455,331	15,729,261,201	(19,045,896,241)	891,820,291	$891,820,291	$11,359,628	$—	$—

Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.51%	90,681,295	904,908,937	(905,779,352)	89,810,880	$89,810,880	$889,085	$—	$—

Franklin Utilities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.51%	21,127,106	589,527,344	(585,170,660)	25,483,790	$25,483,790	$212,113	$—	$—

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund
Assets:
Investments in Securities:[a]
Equity Investments	$5,753,967,762	$—	$—	$5,753,967,762
Short Term Investments	117,165,778	—	—	117,165,778
Total Investments in Securities	$5,871,133,540	$—	$—	$5,871,133,540

|36

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Focused Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments	$3,898,796	$—	$—	$3,898,796
Short Term Investments	107,958	—	—	107,958
Total Investments in Securities	$4,006,754	$—	$—	$4,006,754

Franklin Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$14,831,683,858	$—	$—	$14,831,683,858
Short Term Investments	414,640,994	—	—	414,640,994
Total Investments in Securities	$15,246,324,852	$—	$—	$15,246,324,852

Franklin Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy.	$3,112,005,938	$60,942,433	$—	$3,172,948,371
Financials	5,635,688,459	82,875,000	—	5,718,563,459
Industrials	1,667,281,977	—	44,210,168	1,711,492,145
All Other Equity Investments.	18,509,707,572	—	—	18,509,707,572
Equity-Linked Securities	—	10,949,214,710	—	10,949,214,710
Index-Linked Notes	—	102,000,500	—	102,000,500
Convertible Bonds	—	602,598,678	—	602,598,678
Corporate Bonds	—	28,825,298,160	—	28,825,298,160
Senior Floating Rate Interests	—	3,182,165,791	—	3,182,165,791
U.S. Government and Agency Securities	—	2,642,438,475	—	2,642,438,475
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	120,725,000	—	—	120,725,000
Short Term Investments	1,389,379,967	14,917,385	—	1,404,297,352
Total Investments in Securities	$30,434,788,913	$46,462,451,132	$44,210,168	$76,941,450,213

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$124,425	$—	$124,425

Liabilities:
Other Financial Instruments:
Options Written	$13,341,780	$—	$—	$13,341,780

Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:[a]
Mortgage-Backed Securities	$—	$5,094,048,449	$—	$5,094,048,449
U.S. Government and Agency Securities	—	85,503,516	—	85,503,516
Short Term Investments	89,810,880	—	—	89,810,880
Total Investments in Securities	$89,810,880	$5,179,551,965	$—	$5,269,362,845

Franklin Utilities Fund
Assets:
Investments in Securities:[a]
Equity Investments	$5,745,428,982	$—	$—	$5,745,428,982
Corporate Bonds	—	6,908,503	—	6,908,503
Short Term Investments	25,483,790	—	—	25,483,790
Total Investments in Securities	$5,770,912,772	$6,908,503	$—	$5,777,821,275

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks and management investment companies.
cIncludes securities determined to have no value at June 30, 2018.

|37

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Currency		Selected Portfolio
CAD	Canadian Dollar	ADR	American Depositary Receipt
EUR	Euro	FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound	FNMA	Federal National Mortgage Association
USD	United States Dollar	FRN	Floating Rate Note
		L/C	Letter of Credit
		LIBOR	London InterBank Offered Rate
		PIK	Payment-In-Kind
		SF	Single Family
		SPX B	S&P 500 Index Buy-Write
		SPX B DT	S&P 500 Index Buy-Write Distribution

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|38

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 24, 2018

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 24, 2018